111 Huntington Avenue, Boston, Massachusetts  02199-7618
Phone 617-954-5000

                                              October 3, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Absolute Return Fund, MFS® Aggressive Growth Allocation Fund, MFS® Conservative Allocation Fund, MFS® Emerging Markets Equity Fund, MFS® Global Bond Fund, MFS® Growth Allocation Fund, MFS® International Diversification Fund, MFS® International Growth Fund, MFS® International Value Fund and MFS® Moderate Allocation Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 91 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on September 26, 2013.

Please call the undersigned at (617) 954-5843 or David Harris at (617) 954-4417 with any questions you may have.

                                              Very truly yours,

                                              BRIAN E. LANGENFELD
                                              Brian E. Langenfeld
                                              Vice President and Senior Counsel

BEL/bjn